Dear Schwab Select Annuity(R)Investor:


We are pleased to provide you with the semi-annual reports for the portfolios you selected in your Schwab Select Annuity as of June 30, 2003. Inside you'll find individual annual reports prepared by the investment companies that manage them.*

As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649) Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time.

Thank you for your continued trust.

Sincerely,

Charles Schwab Insurance Services

--------

* When you invest in the Schwab Select Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.

The Schwab Select Annuity (Form #J434) is a flexible premium deferred variable annuity distributed by Charles Schwab & Co., Inc and is issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwab Select Annuity (Form #J434NY) is issued by First Great-West Life & Annuity Insurance Company, Albany, New York. Charles Schwab & Co., Inc. is the broker/dealer and insurance agency. This contract is not available in all states.

(C)2003 Charles Schwab & Co., Inc. (0803-11677)
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                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 333-25289; 811-08183


The information required to be contained in this report for the period ending June 30, 2003 includes the attached letter to contract holders and the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

The Alger American Fund:

Alger American Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on September 3, 2003
Accession No. 0001169232-03-005547

Alger American MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on September 3, 2003
Accession No. 0001169232-03-005547

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Utility Income Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0000936772-03-000330

American Century Variable Portfolios, Inc.:

VP Balanced Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

VP International Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

VP Value Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No.0000814680-03-000008

Baron Capital Funds Trust:

Baron Capital Asset Fund
File No. 811-08505
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001050084-03-000004

Delaware VIP Trust:

Delaware VIP Small Cap Value Series
File No. 811-05162
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950116-03-003796

Dreyfus Investment Portfolios:

MidCap Stock Portfolio
File No. 811-08673
Form N-CSR
Filed via EDGAR and accepted on August 26, 2003
Accession No. 0001056707-03-000011

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Developing Leaders Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Federated Insurance Series:

Federated American Leaders Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated Fund for U.S. Government Securities II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated Capital Income Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Gartmore Variable Insurance Trust:

Dreyfus GVIT Mid Cap Index Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0000936329-03-000175

INVESCO Variable Investment Funds, Inc.:

VIF - Core Equity Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - High Yield Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - Technology Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

Janus Aspen Series:

Janus Aspen Balanced Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Growth and Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Oppenheimer Variable Account Funds:

Oppenheimer Global Securities Fund/VA
File No. 811-04108
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000935069-03-001085

PIMCO Variable Insurance Trust:

High Yield Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0001193125-03-046487

Low Duration Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0001193125-03-046487

The Prudential Series Fund, Inc.:

Equity Portfolio
File No. 811-03623
Form N-CSR
Filed via EDGAR and accepted on September 9, 2003
Accession No. 0001193125-03-047174

SAFECO Resource Series Trust:

SAFECO RST Equity Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on September 2, 2003
Accession No. 0001047469-03-029450

SAFECO RST Growth Opportunities Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on September 2, 2003
Accession No. 0001047469-03-029450

SAFECO RST Small Company Value Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on September 2, 2003
Accession No. 0001047469-03-029450

Schwab Annuity Portfolios:

Schwab MarketTrack Growth Portfolio II
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Schwab Money Market Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Schwab S&P 500 Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Scudder Investments VIT Funds:

Scudder VIT EAFE(R) Equity Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000935069-03-001191

Scudder VIT Small Cap Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000935069-03-001192

Scudder Variable Series I:

Capital Growth Portfolio
File No. 811-04257
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000088053-03-000748

Growth and Income Portfolio
File No. 811-04257
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000088053-03-000748

Strong Variable Insurance Funds, Inc.:

Strong Multi Cap Value Fund II
File No. 811-06553
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0001193125-03-041072

Universal Institutional Funds, Inc.:

U.S. Real Estate Portfolio
File No. 811-07607
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001047469-03-029173